Note 16 - Goodwill	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Goodwill Disclosure [Text Block]
16.	GOODWILL

Changes in goodwill for the years ended December 31, 2013, 2014 and 2015 were as follows:

	Commodities Brokerage	Investment advisory services	Institutional subscription services	Total
Balance as of January 1, 2014	$7,115,479	$8,182,468	$1,676,490	$16,974,437
Impairment of CFO East Win	-	(3,112,365)	-	(3,112,365)
Impairment of Champion Connection's business	-	(4,867,660)	-	(4,867,660)
Disposal of Champion Connection's business (Note4)	-	-	(1,676,490)	(1,676,490)
Impairment of CFO Netinfo	-	(169,500)	-	(169,500)
Exchange difference	(25,699)	(32,943)	-	(58,642)
Balance as of December 31, 2014	$7,089,780	$-	$-	$7,089,780
Acquisition of CFO Guiwo (Note3)	19,906	-	-	19,906
Exchange difference	(410,066)	-	-	(410,066)
Balance as of December 31, 2015	$6,699,620	$-	$-	$6,699,620

During the third quarter of 2013, the Group made a series of business acquisition and restructures. The Company has re-categorized its reporting units to better reflect the evolving nature of its businesses and reallocated its goodwill. The goodwill related to acquisition of CFO Tahoe was allocated to commodities brokerage reporting unit; the goodwill related to the acquisition of CFO East Win, CFO Netinfo and Champion Connection's investment advisory business were allocated to investment advisory services reporting unit and the goodwill related to the acquisition of Champion Connection's institutional subscription business were allocated to the institutional reporting unit.

In the second quarter of 2014, due to the new business redirection to develop our online brokerage services "Securities Master", the Group was expected to suffer reduced cash flow in its investment advisory reporting unit. With the assistance of a third party appraiser, the Group recognized an impairment loss of $8,149,525 related to the investment advisory services reporting unit. On June 1, 2014, the Group disposed all of goodwill related to the institutional reporting unit of $1,676,490 as a result of the business restructure (Note 4). The Group also performed a goodwill impairment test related to commodities trading business as of December 31, 2014 and no impairment loss was recorded.

The goodwill related to the acquisition of CFO Guiwo was allocated to commodities trading reporting unit, which was acquired in the second quarter of 2015. The Group performed a goodwill impairment test as of December 31, 2015 and no impairment loss was recorded.

In the goodwill impairment test, the Group used the income approach, which it believed to be more reliable than the market approach in determining the fair value of the Group's reporting units. Accordingly, it adopted a discounted cash flow ("DCF") method under the income approach, which considers a number of factors that include expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of its business unit. The assumptions are inherently uncertain and subjective.

Based on the impairment tests performed, the Group recognized impairment losses of nil, $8,149,525 and nil for the years ended December 31, 2013, 2014 and 2015, respectively.